Consolidated statements of loss and comprehensive loss (Unaudited) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
EXPENSES
Exploration and evaluation expenses	$ 2,499	$ 2,033	$ 5,007	$ 5,130
LiB1 Anode Plant project expenses	908	692	1,191	1,244
General and administrative expenses	9,370	1,137	13,382	2,630
Other revenues	(56)		(56)
Operating loss	12,721	3,862	19,524	9,004
Net financial costs	157	145	798	244
Net loss and comprehensive loss	$ 12,878	$ 4,007	$ 20,322	$ 9,248
Basic and diluted loss per share	$ 0.34	$ 0.15	$ 0.57	$ 0.35
Weighted average number of shares outstanding	37,709,064	26,181,781	35,757,150	26,180,022